SHAREHOLDER'S CAPITAL - Narrative (Details) $ / shares in Units, $ in Millions, $ in Millions					12 Months Ended
	Sep. 12, 2024 $ / shares shares	Sep. 07, 2024 shares	May 03, 2024 $ / shares shares	May 10, 2023 shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 Vote $ / shares shares	Aug. 16, 2023 USD ($)
Disclosure of classes of share capital [line items]
Minimum percent of aggregate of shares issued and outstanding owned							2.00%
Share conversion price | $ / shares	$ 25.18		$ 25.18
Converted from preferred shares into subordinate voting shares (in shares)					1,644,022
Maximum number of subordinate voting shares reserved for issuance under share-based payment plans							39,338,342
Weighted average exercise price of vested share options (US$ per share) | $ / shares							$ 32.31
Total grant date fair value of the issued options | $								$ 5.2
Share-based payments | $					$ 104.7	$ 124.8
Share-Based Payment Arrangement, Tranche One
Disclosure of classes of share capital [line items]
share option granted		412,500
Share-Based Payment Arrangement, Tranche Two
Disclosure of classes of share capital [line items]
share option granted		87,500
Share Options
Disclosure of classes of share capital [line items]
Share-based payments | $					12.2	18.8
RSUs
Disclosure of classes of share capital [line items]
Share-based payments | $					90.9	104.7
DSUs
Disclosure of classes of share capital [line items]
Share-based payments | $					$ 1.6	$ 1.3
Series A perpetual convertible preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							28,571,428
Share conversion							11,654,115
Shares issued, price per share (in USD per share) | $ / shares							$ 25.17
Percent of issued and outstanding shares							2.90%
Percent of outstanding voting rights of shares							2.20%
Preferred shares, liquidation preference rate							7.00%
Accretion rate for optional redemption amount for a particular quarter in cash							6.00%
Series B perpetual convertible preferred shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)							8,196,721
Share conversion							8,193,894
Shares issued, price per share (in USD per share) | $ / shares							$ 43.88
Percent of issued and outstanding shares							2.00%
Percent of outstanding voting rights of shares							1.60%
Preferred shares, liquidation preference rate							6.00%
Accretion rate for optional redemption amount for a particular quarter in cash							5.00%
Subordinate voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote							1
Maximum subordinate voting shares may be repurchased				17,867,120
Number of shares reserved for issuance as percent					10.00%
Converted from preferred shares into subordinate voting shares (in shares)	16,000,000		3,813,579		19,813,579
Preferred shares
Disclosure of classes of share capital [line items]
Converted from preferred shares into subordinate voting shares (in shares)	(14,565,543)		(3,604,014)		(18,169,557)
Multiple voting shares
Disclosure of classes of share capital [line items]
Vote per share | Vote							10
Converted from preferred shares into subordinate voting shares (in shares)					0